Financial Assets at Amortised Cost	12 Months Ended
Dec. 31, 2022
Financial Assets at Amortised Cost [Abstract]
FINANCIAL ASSETS AT AMORTISED COST

NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST

As of December 31, 2022 and 2021 the composition and balances are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government securities	4,867,591	4,691,730
Subtotal	4,867,591	4,691,730
Interbank loans
Foreign banks	32,990	428
Subtotal	32,990	428
Loans and account receivable from customers
Commercial loans	17,023,023	17,049,848
Mortgage loans	15,566,253	13,732,516
Consummer loans	4,953,868	4,694,836
Subtotal	37,543,144	35,477,200

Total	42,443,725	40,169,358

a.	Debt financial instruments

The detail of the instruments classified as Debt instruments at amortised cost is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank bonds	-	-
Chilean Central Bank notes	4,868,485	4,692,441
Other Chilean Central Bank and government securities	-	-
Subtotal	4,868,485	4,692,441

Total	4,868,485	4,692,441

The related credit risk provision amounted to MCh$894 and MCh$711 as of December 31, 2022 and 2021, respectively.

The changes in the amortised value and the corresponding ECL as of December 31, 2022 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2022	4,692,441	-	-	4,692,441
New financial assets purchased	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognised	176,044	-	-	176,044
Other adjustments	-	-	-	-
At December 31, 2022	4,868,485	-	-	4,868,485

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2022	711	-	-	711
New financial assets purchased	-	-	-	-
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognised	183	-	-	183
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	894	-	-	894

The changes in the amortised value and the corresponding ECL as of December 31, 2021 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2021	-			-
New financial assets purchased	4,680,639	-	-	4,680,639
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognised	11,802	-	-	11,802
Other adjustments	-	-	-	-
At December 31, 2021	4,692,441	-	-	4,692,441

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2021	-	-	-	-
New financial assets purchased	709	-	-	709
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognised	2	-	-	2
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2021	711	-	-	711

b.	Interbank Loans and Loans and account receivable from customers

	Assets before allowances				ECL allowance (*)
As of December 31, 2022	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interbank loans
Foreign banks	32,991	-	-	32,991	1	-	-	1	32,990
Subtotal	32,991			32,991	1	-	-	1	32,990

Commercial loans
Commercial loans	11,168,530	1,158,198	965,669	13,292,397	62,595	74,972	405,743	543,310	12,749,087
Foreign trade loans	1,525,589	61,981	24,938	1,612,508	6,453	2,262	16,820	25,535	1,586,973
Checking accounts debtors	106,281	16,204	9,776	132,261	1,049	1,179	6,438	8,666	123,595
Credit card debtors	112,483	11,208	8,986	132,677	1,141	1,683	5,671	8,495	124,182
Factoring transactions	859,269	13,438	5,683	878,390	956	587	1,812	3,355	875,035
Leasing transactions	1,113,284	156,368	76,325	1,345,977	6,288	9,478	29,462	45,228	1,300,749
Student loans	39,728	2,016	11,089	52,833	1,284	690	10,747	12,721	40,112
Other loans and accounts receivable	219,294	2,753	15,499	237,546	3,487	505	10,264	14,256	223,290
Subtotal	15,144,458	1,422,166	1,117,965	17,684,589	83,253	91,356	486,957	661,566	17,023,023

Mortgage loans
Loans with mortgage finance bonds	1,648	41	224	1,913	3	1	33	37	1,876
Endorsable mortgage mutual loans	1,769	56	413	2,238	3	2	69	74	2,164
Mortgage mutual financed with mortgage bonds	81,982	780	4,859	87,621	227	23	753	1,003	86,618
Other mortgage mutual loans	14,513,299	364,616	679,780	15,557,695	19,130	10,371	131,460	160,961	15,396,734
Other credit and account receivable	73,382	1,974	4,186	79,542	25	65	591	681	78,861
Subtotal	14,672,080	367,467	689,462	15,729,009	19,388	10,462	132,906	162,756	15,566,253

Consumer loans
Installment consumer loans	3,195,357	177,463	206,540	3,579,360	74,428	60,096	138,842	273,366	3,305,994
Checking account debtors	147,023	1,851	6,782	155,656	6,065	542	4,318	10,925	144,731
Credit card debtors	1,481,073	38,320	24,783	1,544,176	13,318	13,310	17,117	43,745	1,500,431
Leasing transactions	2,468	184	-	2,652	307	9	-	316	2,336
Other consumer loans	175	48	745	968	85	16	491	592	376
Subtotal	4,826,096	217,866	238,850	5,282,812	94,203	73,973	160,768	328,944	4,953,868

Total	34,675,625	2,007,499	2,046,277	38,729,401	196,845	175,791	780,631	1,153,267	37,576,134

	Assets before allowances				ECL allowance (*)
As of December 31, 2021	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Foreign banks	428	-	-	428	-	-	-	-	428
Subtotal	428	-	-	428	-	-	-	-	428

Commercial loans
Commercial loans	11,605,779	1,320,691	794,211	13,720,681	63,889	90,253	331,548	485,690	13,234,991
Foreign trade loans	1,450,323	66,029	18,440	1,534,792	9,136	2,519	12,179	23,834	1,510,958
Checking accounts debtors	75,454	17,752	9,155	102,361	1,120	1,003	7,131	9,254	93,107
Credit card debtors	100,632	8,305	7,987	116,924	1,379	1,251	6,528	9,158	107,766
Factoring transactions	662,800	12,385	3,317	678,502	2,641	492	2,289	5,422	673,080
Leasing transactions	1,060,573	212,718	64,407	1,337,698	8,266	19,438	28,257	55,961	1,281,737
Student loans	43,002	4,413	8,599	56,014	1,046	590	5,821	7,457	48,557
Other loans and accounts receivable	94,871	2,233	9,137	106,241	1,172	443	4,974	6,589	99,652
Subtotal	15,093,434	1,644,526	915,253	17,653,213	88,649	115,989	398,727	603,365	17,049,848

Mortgage loans
Loans with mortgage finance bonds	3,714	347	240	4,301	5	7	39	51	4,250
Endorsable mortgage mutual loans	3,075	484	364	3,923	9	10	61	80	3,843
Mortgage mutual financed with mortgage bonds	79,797	1,805	3,376	84,978	168	45	448	661	84,317
Other mortgage mutual loans	12,879,267	365,052	536,957	13,781,276	25,198	12,658	104,766	142,622	13,638,654
Other credit and account receivable	746	150	800	1,696	5	8	231	244	1,452
Subtotal	12,966,599	367,838	541,737	13,876,174	25,385	12,728	105,545	143,658	13,732,516

Consumer loans
Installment consumer loans	3,229,118	155,656	208,139	3,592,913	108,359	33,244	134,743	276,346	3,316,567
Checking accounts debtors	119,402	2,087	1,108	122,597	4,380	440	622	5,442	117,155
Credit card debtors	1,251,952	20,611	7,761	1,280,324	12,906	4,476	4,839	22,221	1,258,103
Leasing transactions	3,068	110	22	3,200	272	19	15	306	2,894
Other consumer loans	55	49	109	213	22	18	56	96	117
Subtotal	4,603,595	178,513	217,139	4,999,247	125,939	38,197	140,275	304,411	4,694,836

Total	32,664,056	2,190,877	1,674,129	36,529,062	239,973	166,914	644,547	1,051,434	35,477,628

a.	Interbank loans

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2022, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	428	-	-	-	-	-	428
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	32,561	-	-	-	-	-	32,561
Write-off	-	-	-	-	-	-	-
Other adjustments	2	-	-	-	-	-	2
At December 31, 2022	32,991	-	-	-	-	-	32,991

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	-	-	-	-	-	-	-
Transfers
Transfers to stage 2	-	-	-	-	-	-	-
Transfers to stage 3	-	-	-	-	-	-	-
Transfers to stage 3	-	-	-	-	-	-	-
Transfers to stage 1	-	-	-	-	-	-	-
Transfers to stage 2	-	-	-	-	-	-	-
Transfers to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2022	1	-	-	-	-	-	1

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2021, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	18,930	-	-	-	-	-	18,930
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	(18,502)	-	-	-	-	-	(18,502)
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2021	428	-	-	-	-	-	428

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	1	-	-	-	-	-	1
Transfers
Transfers to stage 2	-	-	-	-	-	-	-
Transfers to stage 3	-	-	-	-	-	-	-
Transfers to stage 3	-	-	-	-	-	-	-
Transfers to stage 1	-	-	-	-	-	-	-
Transfers to stage 2	-	-	-	-	-	-	-
Transfers to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	(1)	-	-	-	-	-	(1)
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2021	-	-	-	-	-	-	-

b.	Commercial loans

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2022, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	10,377,271	4,716,168	1,411,363	233,158	551,237	364,016	17,653,213
Transfers:
Transfers from stage 1 to stage 2	(539,387)	(492,763)	539,387	492,763	-	-	-
Transfers from stage 1 to stage 3	(2,169)	(57,501)	-	-	2,169	57,501	-
Transfers from stage 2 to stage 3	-	-	(234,165)	(256,444)	234,165	256,444	-
Transfers from stage 2 to stage 1	397,703	350,391	(397,703)	(350,391)	-	-	-
Transfers from stage 3 to stage 2	-	-	27,958	154,166	(27,958)	(154,166)	-
Transfers from stage 3 to stage 1	-	369	-	-	-	(369)	-
Net changes of financial assets	735,541	(262,145)	(154,244)	(44,096)	(9,790)	(14,601)	250,665
Write-off	-	-	-	-	(66,456)	(74,191)	(140,647)
Other adjustments	(83,178)	4,158	(1)	415	1	(37)	(78,642)
At December 31, 2022	11,885,781	4,258,677	1,192,595	229,571	683,368	434,597	17,684,589

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	50,052	38,597	101,334	14,655	222,516	176,211	603,365
Transfers
Transfers to stage 2	(7,575)	(31,569)	19,943	82,410	-	-	63,209
Transfers to stage 3	(13)	(2,858)	-	-	666	12,082	9,877
Transfers to stage 3	-	-	(19,924)	(50,214)	76,362	84,285	90,509
Transfers to stage 1	12,752	6,295	(28,387)	(42,778)	-	-	(52,118)
Transfers to stage 2	-	-	10,409	15,418	(9,992)	(34,993)	(19,158)
Transfers to stage 1	-	15	-	-	-	(303)	(288)
Net changes of the exposure and modifications in credit risk	(16,913)	30,964	(22,255)	10,385	62,668	34,611	99,460
Write-off	-	-	-	-	(66,456)	(74,191)	(140,647)
Other adjustments	415	3,091	(26)	386	(2)	3,493	7,357
At December 31, 2022	38,718	44,535	61,094	30,262	285,762	201,195	661,566

ECL allowance of corporate loans in stage 3, includes MCh$105,837 from cash flow discounted methodology.

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2021, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	9,723,988	4,534,810	1,589,715	228,591	530,066	380,019	16,987,189
Transfers:
Transfers from stage 1 to stage 2	(915,643)	(215,952)	915,643	215,952	-	-	-
Transfers from stage 1 to stage 3	(6,966)	(26,769)	-	-	6,966	26,769	-
Transfers from stage 2 to stage 3	-	-	(174,851)	(138,464)	174,851	138,464	-
Transfers from stage 2 to stage 1	632,584	105,704	(632,584)	(105,704)	-	-	-
Transfers from stage 3 to stage 2	-	-	4,410	60,942	(4,410)	(60,942)	-
Transfers from stage 3 to stage 1	-	67	-	-	-	(67)	-
Net changes of financial assets	1,571,979	(281,046)	(290,971)	(28,054)	(76,707)	(29,762)	865,439
Write-off	-	-	-	-	(79,529)	(90,845)	(170,374)
Other adjustments	(36,430)	7,541	1	(105)	-	380	(28,613)
At December 31, 2021	10,969,512	4,124,355	1,411,363	233,158	551,237	364,016	17,653,641

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	39,174	41,358	65,452	44,315	261,505	193,268	645,072
Transfers
Transfers to stage 2	(11,895)	(24,694)	51,953	46,093	-	-	61,457
Transfers to stage 3	(84)	(1,515)	-	-	1,696	10,432	10,529
Transfers to stage 3	-	-	(24,577)	(30,672)	66,562	53,132	64,445
Transfers to stage 1	9,294	5,223	(23,462)	(15,905)	-	-	(24,850)
Transfers to stage 2	-	-	297	2,129	(1,715)	(12,595)	(11,884)
Transfers to stage 1	-	17	-	-	-	(78)	(61)
Net changes of the exposure and modifications in credit risk	12,551	18,202	31,673	(31,186)	(26,003)	22,819	28,056
Write-off	-	-	-	-	(79,529)	(90,845)	(170,374)
Other adjustments	1.012	6	(2)	(119)	-	78	975
At December 31, 2021	50,052	38,597	101,334	14,655	222,516	176,211	603,365

ECL allowance of corporate loans in stage 3, includes MCh$87,418 from cash flow discounted methodology.

c.	Mortgage loans

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2022, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	12,966,600	367,837	541,737	13,876,174
Transfers:
Transfers from stage 1 to stage 2	(770,851)	770,851	-	-
Transfers from stage 1 to stage 3	(127,190)	-	127,190	-
Transfers from stage 2 to stage 3	-	(326,428)	326,428	-
Transfers from stage 2 to stage 1	752,897	(752,897)	-	-
Transfers from stage 3 to stage 2	-	289,978	(289,978)	-
Transfers from stage 3 to stage 1	588		(588)	-
Net changes of financial assets	1,854,186	18,544	6,882	1,879,612
Write-off	-		(22,282)	(22,282)
Other adjustments	(4,150)	(418)	73	(4,495)
At December 31, 2022	14,672,080	367,467	689,462	15,729,009

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	25,385	12,728	105,545	143,658
Transfers
Transfers from stage 1 to stage 2	(7,352)	26,822	-	19,470
Transfers from stage 1 to stage 3	(2,210)	-	10,838	8,628
Transfers from stage 2 to stage 3	-	(20,901)	30,498	9,597
Transfers from stage 2 to stage 1	6,022	(30,066)	-	(24,044)
Transfers from stage 3 to stage 2	-	19,302	(35,285)	(15,983)
Transfers from stage 3 to stage 1	4	-	(233)	(229)
Net changes of the exposure and modifications in credit risk	(2,464)	2,585	43,782	43,903
Write-off	-	-	(22,282)	(22,282)
Other adjustments	3	(8)	43	38
At December 31, 2022	19,388	10,462	132,906	162,756

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2021, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	11,518,363	392,372	501,090	12,411,825
Transfers:
Transfers from stage 1 to stage 2	(157,009)	157,009	-	-
Transfers from stage 1 to stage 3	(29,280)	-	29,280	-
Transfers from stage 2 to stage 3	-	(172,574)	172,574	-
Transfers from stage 2 to stage 1	121,278	(121,278)	-	-
Transfers from stage 3 to stage 2	-	122,001	(122,001)	-
Transfers from stage 3 to stage 1	508	-	(508)	-
Net changes of financial assets	1,520,280	(9,792)	(6,425)	1,504,063
Write-off	-	-	(31,895)	(31,895)
Other adjustments	(7,540)	99	(378)	(7,819)
At December 31, 2021	12,966,600	367,837	541,737	13,876,174

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	25,065	8,441	79,016	112,522
Transfers
Transfers from stage 1 to stage 2	(15,297)	15,135	-	(162)
Transfers from stage 1 to stage 3	(715)	-	2,750	2,035
Transfers from stage 2 to stage 3	-	(9,062)	19,749	10,687
Transfers from stage 2 to stage 1	7,681	(8,675)	-	(994)
Transfers from stage 3 to stage 2	-	3,529	(13,827)	(10,298)
Transfers from stage 3 to stage 1	8	-	(44)	(36)
Net changes of the exposure and modifications in credit risk	8,649	3,356	49,871	61,876
Write-off	-	-	(31,895)	(31,895)
Other adjustments	(6)	4	(75)	(77)
At December 31, 2021	25,385	12,728	105,545	143,658

d.	Consumer loans

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2022, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	4,603,589	178,519	217,139	4,999,247
Transfers:
Transfers from stage 1 to stage 2	(658,444)	658,444	-	-
Transfers from stage 1 to stage 3	(34,730)	-	34,730	-
Transfers from stage 2 to stage 3	-	(336,208)	336,208	-
Transfers from stage 2 to stage 1	342,438	(342,438)	-	-
Transfers from stage 3 to stage 2	-	113,277	(113,277)	-
Transfers from stage 3 to stage 1	16,545	-	(16,545)	-
Net changes of financial assets	556,707	(53,732)	(44,453)	458,522
Write-off	-	-	(174,919)	(174,919)
Other adjustments	(9)	4	(33)	(38)
At December 31, 2022	4,826,096	217,866	238,850	5,282,812

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	125,939	38,197	140,275	304,411
Transfers:
Transfers from stage 1 to stage 2	(91,772)	166,623	-	74,851
Transfers from stage 1 to stage 3	(8,244)	-	17,516	9,272
Transfers from stage 2 to stage 3	-	(140,415)	175,093	34,678
Transfers from stage 2 to stage 1	21,587	(87,763)	-	(66,176)
Transfers from stage 3 to stage 2	-	41,172	(63,765)	(22,593)
Transfers from stage 3 to stage 1	498	-	(15,308)	(14,810)
Net changes of the exposure and modifications in the credit risk	46,196	56,153	81,891	184,240
Write-off	-	-	(174,920)	(174,920)
Other adjustments	(1)	6	(14)	(9)
At December 31, 2022	94,203	73,973	160,768	328,944

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2021, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	4,439,163	236,595	265,121	4,940,879
Transfers:
Transfers from stage 1 to stage 2	(191,748)	191,748	-	-
Transfers from stage 1 to stage 3	(11,715)	-	11,715	-
Transfers from stage 2 to stage 3	-	(111,869)	111,869	-
Transfers from stage 2 to stage 1	113,107	(113,107)	-	-
Transfers from stage 3 to stage 2	-	24,112	(24,112)	-
Transfers from stage 3 to stage 1	185	-	(185)	-
Net changes of financial assets	254,596	(48,966)	(28,313)	177,317
Write-off	-	-	(118,953)	(118,953)
Other adjustments	1	6	(3)	4
At December 31, 2021	4,603,589	178,519	217,139	4,999,247

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	88,825	31,732	158,642	279,199
Transfers:
Transfers from stage 1 to stage 2	(53,167)	67,937	-	14,770
Transfers from stage 1 to stage 3	(1,954)	-	5,022	3,068
Transfers from stage 2 to stage 3	-	(59,937)	73,416	13,479
Transfers from stage 2 to stage 1	11,789	(30,186)	-	(18,397)
Transfers from stage 3 to stage 2	-	6,392	(16,215)	(9,823)
Transfers from stage 3 to stage 1	418	-	(906)	(488)
Net changes of the exposure and modifications in the credit risk	80,028	22,261	39,271	141,560
Write-off	-	-	(118,953)	(118,953)
Other adjustments	-	(2)	(2)	(4)
At December 31, 2021	125,939	38,197	140,275	304,411

In the course of 2022, the Bank has updated the macro-economic information and scenarios, resulting in an increase of ECL allowance of MCh$73,000, which were covered with post-model adjustment previously recorded. As of December 31, 2022  the Bank maintains MCh$91,351 in residual overlays, to face future macro-economic information and scenarios updates and to cover certain defaulted loans from mortgage and other commercial portfolios and specific clients.

In 2021, the Bank has updated the macro-economic scenarios, resulting an increase of ECL allowance of MCh$43,000 and releasing the post-model adjustement established for 2020 (MCh$59,000).